Commitments and contingencies (Details Narrative) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	€ 5,425,000
Rent payment	€ 16,141
OSR [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalties	4.00%
San Raffaele Hospital [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Costs and expenses, related party	€ 1,400,000	€ 900,000
Manufacturing costs	€ 12,300,000
Original OSR License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other commitments description	In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require the Company to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments)
Master Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Production costs	€ 2,800,000		€ 3,500,000